Accrued Liabilities	12 Months Ended
Dec. 31, 2022
Accrued Liabilities [Abstract]
ACCRUED LIABILITIES

6.      ACCRUED LIABILITIES

Accrued liabilities consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Accrued compensation expenses	$6,134	$3,802
Accrued interest	236	1,369
Accrued vendor payables	1,002	1,109
Accrued professional services	89	934
Other accrued liabilities	1	84
	$7,462	$7,298